Related Party Transactions - Master Dealer Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenue from related parties	$ 8,947	$ 460	$ 0
DriveTime Automotive Group, Inc. | Affiliated Entity | Master Dealer Agreement
Related Party Transaction [Line Items]
Revenue from related parties	$ 8,900	$ 200